Related Party Transactions - Secured convertible debenture (Details) - USD ($)						12 Months Ended
	Mar. 15, 2022	Mar. 14, 2022	Nov. 21, 2021	Nov. 03, 2021	Jul. 26, 2021	Dec. 31, 2022	Nov. 03, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Principal amount of loan receivable		$ 6,559,294
Interest rate						3.00%		1.00%
Issuance of shares upon conversion of note	1,645,745
Share price (in $ per share)	$ 4	$ 2.50	$ 0.01		$ 0.53
Accrued interest	$ 23,686
Loans and Borrowings	6,582,980							$ 6,716,190
Issuance of shares upon conversion of note	6,559,294					$ 6,559,000
Long-term debt	$ 6,582,980							$ 6,716,190
Secured convertible debenture
Disclosure of transactions between related parties [line items]
Interest rate				1.00%			1.00%
Loans and Borrowings				$ 6,716,190
Long-term debt				6,716,190
Halo Collective, Inc
Disclosure of transactions between related parties [line items]
Interest rate								1.00%
Loans and Borrowings								$ 6,716,190	$ 4,688,226
Long-term debt								6,716,190	$ 4,688,226
Halo Collective, Inc | Secured convertible debenture
Disclosure of transactions between related parties [line items]
Principal amount of loan receivable				$ 6,559,294				6,559,294
Loan term				6 months
Loans and Borrowings								10,423
Long-term debt								$ 10,423